Cover	Sep. 25, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 25, 2026
Entity File Number	001-38508
Entity Registrant Name	Sports Entertainment Gaming Global Corporation
Entity Central Index Key	0001673481
Entity Tax Identification Number	81-1996183
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	5049 Edwards Ranch Rd.
Entity Address, Address Line Two	4th Floor
Entity Address, City or Town	Fort Worth
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76109
City Area Code	(737)
Local Phone Number	787-3798
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, par value $0.001 per share
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	SEGG
Security Exchange Name	NASDAQ
Warrants to purchase one share of common stock, each at an exercise price of $16,100
Title of 12(b) Security	Warrants to purchase one share of common stock, each at an exercise price of $16,100
Trading Symbol	LTRYW
Security Exchange Name	NASDAQ